Note 11. Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 11. Stockholders’ Equity

Reincorporation and reverse split

On July 28, 2014, the Company reincorporated from Delaware to Nevada. The reincorporation was approved by our board of directors and by the owners of a majority of our outstanding voting stock. Each of our shareholders as of the record date received one share of the Nevada company’s common stock for each 300 shares of our common stock they owned in the Delaware company, with fractional shares be rounded up to the next whole share, and number of additional whole shares such that each shareholder will own at least five shares. This effectively resulted in a one-for-300 reverse split. All share and per share amounts have been restated to reflect the reverse split.

Issuance of Common Stock for Cash

On February 6, 2014, the Company received a stock purchase agreement from Eastern Rim Funds Inc., a significant shareholder of the Company, to purchase 100,000 shares of common stock of the Company for $30,000 in cash. The Company also received a cash payment of $30,000. The par value of the common stock was included in stock payable on the balance sheet as of March 31, 2014.

The Company recorded stock compensation expense in the amount of $300,000, which represented the difference in the fair market value of the common stock as of February 6, 2014 and the price paid by Eastern Rim Funds Inc.

On May 27, 2014, our board of directors approved the issuance of these shares. Accordingly, the par value of the common stock was removed from common stock payable on our balance sheet and added to our common stock.

The issuance of these shares resulted in Eastern Rim Funds Inc. holding a total of 173,521 shares of the Company’s common stock. Eastern Rim Funds Inc. held approximately 53% of the outstanding stock of the Company after the issuance.

Imputed Interest

The Company recognized imputed interest of $7,384 and $24,047 during the years ended December 31, 2014 and 2013, respectively. We recorded the imputed interest as an increase in additional paid-in capital.

Treasury Shares

We paid $55 for 50 treasury shares on October 15, 2014. These shares were purchased from shareholders who dissented with our reincorporation into Nevada.

Issuance of Common Stock for Convertible Note Conversion

Date	Principal & Interest Converted	Common Stock Issued upon Conversion
January 14, 2014	$20,000	6,666
January 27, 2014	20,000	6,667
January 30, 2014	20,000	6,667
September 26, 2014	170	17,000
September 26, 2014	170	17,000
October 10, 2014	340	17,000
October 21, 2014	340	17,000
November 4, 2014	420	21,000
November 6, 2014	440	22,000
November 26, 2014	460	46,000
December 9, 2014	250	25,000
December 11, 2014	260	26,000
December 12, 2014	250	25,000
December 18, 2014	250	25,000
Total	$63,350	278,000